Intangible Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost		$ 24,764,247
Impairment charge		4,827,914
Accumulated amortization		(4,378,772)
Net book value		15,557,561	$ 10,257,582
Goodwill, Impaired, Accumulated Impairment Loss		(4,827,914)
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	$ 6,149,537	6,149,537
Impairment charge
Accumulated amortization	(1,711,119)	(1,403,642)
Net book value	4,438,418	4,745,895	4,673,314
Goodwill, Impaired, Accumulated Impairment Loss
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	959,804	5,794,966
Impairment charge		4,827,914
Accumulated amortization	(948,171)	(963,639)
Net book value	11,633	3,413	4,917,733
Goodwill, Impaired, Accumulated Impairment Loss		(4,827,914)
Contractual Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,000,000	1,000,000
Impairment charge
Accumulated amortization	(1,000,000)	(1,000,000)
Net book value			88,455
Goodwill, Impaired, Accumulated Impairment Loss
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	8,145,927	8,145,927
Impairment charge
Accumulated amortization	(955,865)	(607,394)
Net book value	7,190,062	7,538,533	509,237
Goodwill, Impaired, Accumulated Impairment Loss
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,536,586	1,537,817
Impairment charge
Accumulated amortization	(236,342)	(123,930)
Net book value	1,300,244	1,413,887	68,843
Goodwill, Impaired, Accumulated Impairment Loss
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,096,000	2,096,000
Impairment charge
Accumulated amortization	(633,167)	(240,167)
Net book value	1,462,833	1,855,833
Goodwill, Impaired, Accumulated Impairment Loss
Websites
Finite-Lived Intangible Assets [Line Items]
Cost	40,000	40,000
Impairment charge
Accumulated amortization	(40,000)	(40,000)
Net book value			$ 0
Goodwill, Impaired, Accumulated Impairment Loss